EQUITY	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 15 - EQUITY

Ordinary shares

STAK was established under the laws of Cayman Islands on May 9, 2023. The authorized number of Ordinary Shares was originally 50,000 with par value of $1 per share. The Company issued 50,000 shares to the shareholders at par value of $1 per share in May 2023.

On May 20, 2024, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 40,000,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 10,000,000 of par value of $0.001 per share.

On February 27, 2025 and March 5, 2025, the Company closed its initial public offering (“IPO”) and the sale of the over-allotment shares. The Company issued and sold 1,410,349 Ordinary Shares, including 160,349 Ordinary Shares of the over-allotment shares, at $4.00 per share, for net proceeds of approximately $4.2 million, after (i) deducting underwriting discounts and other related expenses and (ii) reimbursements made to PRC subsidiaries for expenses advanced from them in connection with the Company’s IPO.

On February 25, 2025, the Company issued warrant to underwriter to purchase such number of ordinary shares equals to 5% of the total amount of the Company’s ordinary shares and over-allotment shares issued in IPO, at $4.80 per share. The warrant shall be exercisable within 5 years from the closing date of the Company’s IPO. As of the date of this annual report, 70,517 ordinary shares were reserved and no shares were exercised.

The summary of warrant activities for the year ended June 30, 2025 was as follows, no activities existed for the years ended June 30, 2024.

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of June 30, 2024	-	$-	-
Warrants Exercisable as of June 30, 2024	-	-	-
Warrant Granted	70,517	4.80	4.66
Warrant Exercised	-	-	-
Warrant Expired	-	-	-

Warrants Outstanding as of June 30, 2025	70,517	4.80	4.66
Warrants Exercisable as of June 30, 2025	70,517	$4.80	4.66

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

On May 10, 2025, the Company issued and granted 1,800,000 ordinary shares through share incentive plan. Refer to Note 12 for details.

On June 13, 2025, the Company’s authorized share capital was increased (the “Increase of Authorized Share Capital”), and re-designated and re-classified from US$50,000 divided into 50,000,000 ordinary shares of par value USD0.001 each to US$100,000 divided into (a) 75,000,000 Class A Ordinary Shares of par value US$0.001 each, with each Class A Ordinary Share entitled to one vote, and (b) 25,000,000 Class B Ordinary Shares of par value US$0.001 each, with each Class B Ordinary Share entitled to 30 votes (the “Share Capital Reorganization”); and (ii) the Company repurchased 7,700,000 and 1,500,000 Class A Ordinary Shares from two shareholders, Lanying Capital Limited and MT. Yang Holding Ltd, respectively, and issued a corresponding number of Class B Ordinary Shares to such shareholders (the “Share Repurchase and Issue,” and together with the Increase of Authorized Share Capital and the Share Capital Reorganization, the “Dual Class Restructuring”).

NOTE 15 - EQUITY (CONTINUED)

Statutory reserve and restricted net assets

A significant portion of the Company’s operations are conducted through its PRC subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserve. The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the shareholders. Paid-in capital of the subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of June 30, 2025 and 2024, net assets restricted in the aggregate, which include paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the consolidated net assets were $5,035,159 and $4,881,919 as of June 30, 2025 and 2024, respectively.